Segment Information (Tables)	3 Months Ended
Mar. 31, 2017
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three months ended March 31, 2017 and 2016 is provided below.

	Three Months Ended March 31,
	2017	2016
	(in millions)
Operating profit	$257	$232
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(12)	(15)
Interest expenses of Industrial Activities, net of interest income and eliminations	(103)	(119)
Other, net *	(63)	(568)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$79	$(470)
(*)	In the three months ended March 31, 2016, Other, net included the non-recurring charge of $502 million related to the European Commission investigation.

Summary of Operating Segment Information

The following summarizes revenues by reportable segment:

	Three Months Ended March 31,
	2017	2016
	(in millions)
Revenues:
Agricultural Equipment	$2,346	$2,124
Construction Equipment	523	536
Commercial Vehicles	2,091	2,045
Powertrain	1,002	882
Eliminations and other	(578)	(511)
Net sales of Industrial Activities	5,384	5,076
Financial Services	396	388
Eliminations and other	(99)	(92)
Total Revenues	$5,681	$5,372

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Three Months Ended March 31,
	2017	2016
Operating Profit:	(in millions)
Agricultural Equipment	$159	$90
Construction Equipment	(22)	14
Commercial Vehicles	28	38
Powertrain	74	53
Eliminations and other	(20)	(17)
Operating profit of Industrial Activities	$219	$178
Financial Services	120	130
Eliminations and other	(82)	(76)
Total Operating profit	$257	$232